Operating Leases (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Apr. 01, 2024	Mar. 15, 2023	Jul. 25, 2023	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Minimum lease payments					$ 34,956		$ 69,684
Lease term description							Our lease terms may include one or more options to extend the lease terms, for periods from one year to 20 years		Our lease terms may include one or more options to extend the lease terms, for periods from one year to 20 years
Lease expenses							$ 5,730	$ 5,730	$ 7,640	$ 6,744
Lease impairment costs				$ (269,994)	0	$ 0	(269,994)	289,969	3,159,477	1,015,997
Accrued expenses				$ 223,535			223,535		736,407	2,439,794
Minimum lease payments									95,548	111,796
Additional lease expense									106,100	134,700
Nevada Facility [Member]
Lease expenses										723,000
Ongoing operations expenses							670,200		670,200
Lease Contract [Member]
Lease term description		Company entered a lease for approximately 20,400 square feet of warehouse and office space, located in Tampa, Florida, to be used as the Company’s distribution center
Lease expenses							301,294	264,902	374,500	27,800
Lease Contract One [Member]
Lease term description			the Company entered into a lease for approximately 5,700 square feet of office space, located in Tampa, Florida, to be used as the Company’s corporate headquarters
Lease expenses							$ 171,013	96,071	140,658	0
MFA 2510 Merchant LLC [Member]
Lease term description	the Company entered into a lease agreement with MFA 2510 Merchant LLC, which is owned by our CEO, Allan Marshall. The lease is for approximately 10,000 square feet of warehouse and office space, located in Odessa, Florida for $20,060 per month. The initial term of the lease is five years
Lease expenses									79,950
Leasehold improvements expenses	$ 611,768
Accrued expenses									100,004
Cygnet [Member]
Lease expenses					$ 33,022			$ 60,180	$ 43,180	$ 102,228
Lease expiration							Oct. 08, 2026		Oct. 08, 2026
Lease impairment costs							$ 289,969		$ 289,969